SUBSIDIARIES OF THE COMPANY	12 Months Ended
Dec. 31, 2011
Subsidiaries of Company [Abstract]
Subsidiaries of Company [Text Block]
3.	SUBSIDIARIES OF THE COMPANY

As of December 31, 2011, the consolidating subsidiaries and VIEs are as follows:

Name of Company	Principal activities	Place of Incorporation	Attributable equity interest %

Directly owned			2011	2010
ShiFang Holding Limited (“ShiFang”)	Investment holding	Cayman Islands	44.45%	43.71%

Indirectly owned
Beijing BaiChuan DuKe Science and Technology Co., Ltd,	Provision of technology promotion and consultancy services	Beijing, People’s Republic of China	100%	100%
Beijing HanDing Advertisement Co., Ltd.	Provision of full-line advertising services	Beijing, People’s Republic of China	100%	100%
Beijing HongXinTu Culture Communication Co., Ltd.	Provision of publishing services	Beijing, People’s Republic of China	100%	100%
Beijing ShiFang YiZhi Culture Communication Co., Ltd	Provision of full-line advertising services	Beijing, People’s Republic of China	100%	-
Chongqing ShiFang Culture Communication Co., Ltd.	Provision of full-line advertising services	Chongqing, People’s Republic of China	100%	100%
Dalian ShiFang Media Co., Ltd.	Provision of advertising services	Dalian, People’s Republic of China	100%	100%
Dongkuai (Fuzhou) Investment Consultancy Services Co., Ltd.	Provision of investment consultancy services	Fuzhou, People’s Republic of China	100%	100%
Fujian ShiFang Culture Communication Co., Ltd.	Provision of full-line advertising agency services	Fuzhou, People’s Republic of China	100%	100%
Fujian ZhiYuan Media Co., Ltd.	Provision of technology consultancy services	Fuzhou, People’s Republic of China	100%	100%
Fuzhou AoHai Advertisement Co., Ltd.	Provision of advertising, investment and internet services	Fuzhou, People’s Republic of China	100%	100%
Fuzhou DongKuai Media Co., Ltd.	Provision of full-line advertising agency services	Fuzhou, People’s Republic of China	100%	100%
Fuzhou HanDing Network Science & Technology Co., Ltd.	Provision of technology consultancy services	Fuzhou, People’s Republic of China	100%	100%
Fuzhou HongXinTu Printing Co., Ltd.	Provision of printing services	Fuzhou, People’s Republic of China	100%	100%
Fujian Fangke Network Technology Corporation Limited	Provision of full-line advertising services and property marketing	Fuzhou, People’s Republic of China	51%	-

Fujian Haobang Real Estate Consulting and Agency Co., Ltd.	Provision of property marketing and agency services	Fuzhou, People’s Republic of China	51%	-
Fujian ShiFang JianKang Technology Co., Ltd.	Provision of health care products development and full-line advertising agency services	Fuzhou, People’s Republic of China	65%	-
Guangxi ShiFang Culture Communication Co., Ltd.	Provision of full-line advertising agency services	Nanning, People’s Republic of China	100%	-
Gloria Fair Limited	Provision of advertising, investment and internet services	Hong Kong	100%	100%
Guizhou Qianzhong newspaper Industry Printing Co., Ltd.	Provision of publishing and printing services	Guizhou, People’s Republic of China	100%	100%
Guizhou ShiFang HanDing Media Co., Ltd.	Provision of full-line advertising services	Guizhou, People’s Republic of China	100%	100%
Hung Hing To Publishing Limited	Provision of publishing and advertising services	British Virgin Islands	100%	100%
Kunming AoHai Advertising Co., Ltd.	Provision of full-line advertising services	Kunming, People’s Republic of China	100%	100%
Kunming HongLianXin Printing Co., Ltd.	Provision of publishing and printing services	Kunming, People’s Republic of China	100%	100%
Liaoning AoHai TianYi Media Advertisement Co., Ltd.	Provision of full-line advertising services	Shenyang, People’s Republic of China	100%	100%
Liaoning Shifang Xinda Culture Communication Co., Ltd.	Provision of full-line advertising agency services	Shenyang, People’s Republic of China	60%	-
Olympia Media Holdings Limited (“OMH”)	Investment holding	British Virgin Islands	100%	100%
Shenyang ZhuQin ShiFang Media Development Co., Ltd.	Provision of full-line advertising services	Shenyang, People’s Republic of China	51%	51%
ShiFang YaQi Culture Communication (Xiamen) Co., Ltd.	Provision of full-line advertising services	Xiamen, People’s Republic of China	100%	100%
Sichuan ShiFang FuRui Investment Co., Ltd.	Provision of property development and management services.	Sichuan, People’s Republic of China	51%	-
Shenyang JinXiYuan Advertising Co., Ltd.	Provision of full-line advertising agency services	Shenyang, People’s Republic of China	100%	-
Tianjin ShiFang Advertisement Media Co., Ltd.	Provision of full-line advertising services	Tianjin, People’s Republic of China	100%	100%

Xiamen DuKe Information Science & Technology Co., Ltd.	Provision of technology promotion and consultancy services	Xiamen, People’s Republic of China	100%	100%
Yunnan HanDing Technology Co., Ltd.	Provision of technology consultancy services	Kunming, People’s Republic of China	100%	-
ZhiYuan Fuzhou Culture Communication Co., Ltd.	Provision of full-line advertising services	Fuzhou, People’s Republic of China	100%	100%
ZhiYuan (Xiamen) Culture Communication Co., Ltd.	Provision of full-line advertising services	Xiamen, People’s Republic of China	100%	100%